UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Joyce Marr
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Joyce Marr              Exton, PA             April 13, 2010
       -------------------      ------------------       ----------------
            Joyce Marr             City, State                 Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   86

          Form 13F Information Table Value Total:   $457,510 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 03/31/10
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102    15636   605090 SH       SOLE                   605090
                                                               328    12700 SH       OTHER                   12700
Abbott Laboratories            COM              002824100    15264   289740 SH       SOLE                   289740
Activision Blizzard Inc        COM              00507V109    17425  1446042 SH       SOLE                  1446042
                                                                10      795 SH       OTHER                     795
Air Products & Chemicals       COM              009158106    20925   282958 SH       SOLE                   282958
                                                                12      160 SH       OTHER                     160
American Home Food Products    COM              026599100       21   422507 SH       SOLE                   422507
Apple Computer Inc.            COM              037833100    10772    45837 SH       SOLE                    45837
                                                                 6       25 SH       OTHER                      25
Bristol-Myers Squibb           COM              110122108       31     1175 SH       SOLE                     1175
                                                               414    15500 SH       OTHER                   15500
Cablevision Systems cl A       COM              12686C109      241    10000 SH       SOLE                    10000
CenturyTel Inc.                COM              156700106      206     5800 SH       SOLE                     5800
                                                               316     8900 SH       OTHER                    8900
Chevron Corp                   COM              166764100     8962   118190 SH       SOLE                   118190
                                                                 5       65 SH       OTHER                      65
ConocoPhillips                 COM              20825C104       61     1200 SH       SOLE                     1200
                                                               281     5500 SH       OTHER                    5500
Danaher Corp                   COM              235851102    16387   205062 SH       SOLE                   205062
                                                                 9      110 SH       OTHER                     110
Devon Energy Corp              COM              25179M103    13309   206558 SH       SOLE                   206558
                                                                39      605 SH       OTHER                     605
Ecolab Inc                     COM              278865100    15514   353000 SH       SOLE                   353000
                                                                 9      195 SH       OTHER                     195
Enbridge Energy Partners       COM              29250R106      138     2725 SH       SOLE                     2725
                                                               228     4500 SH       OTHER                    4500
Enterprise Products Part LP    COM              293792107      156     4500 SH       SOLE                     4500
                                                               207     6000 SH       OTHER                    6000
Exxon Mobil Corporation        COM              30231G102     8701   129906 SH       SOLE                   129906
                                                                 4       55 SH       OTHER                      55
Gabelli Glo Gold Nat Res Inc   COM              36244N109      519    29450 SH       SOLE                    29450
                                                               547    31000 SH       OTHER                   31000
Gilead Sciences Inc            COM              375558103    19868   436941 SH       SOLE                   436941
                                                               272     5990 SH       OTHER                    5990
Google Inc                     COM              38259P508    16275    28697 SH       SOLE                    28697
                                                                11       20 SH       OTHER                      20
Hewlett Packard Co             COM              428236103    19748   371550 SH       SOLE                   371550
                                                                12      230 SH       OTHER                     230
IBM Corp                       COM              459200101    20390   158988 SH       SOLE                   158988
                                                                89      695 SH       OTHER                     695
ING RISK MANAGED NAT           COM              449810100      173    10000 SH       SOLE                    10000
                                                               302    17500 SH       OTHER                   17500
Inergy LP                      COM              456615103      272     7200 SH       SOLE                     7200
                                                               227     6000 SH       OTHER                    6000
JPMorgan Chase & Co            COM              46625H100    15326   342472 SH       SOLE                   342472
                                                                 9      195 SH       OTHER                     195
Life Technologies Corp         COM              53217V109    14958   286163 SH       SOLE                   286163
                                                                 9      175 SH       OTHER                     175
Linn Energy, LLC               COM              536020100     1740    67650 SH       SOLE                    67650
                                                               489    19000 SH       OTHER                   19000
Madison Square Garden, Inc.    COM                             217    10000 SH       SOLE                    10000
Mastercard Inc.                COM              57636Q104    16026    63093 SH       SOLE                    63093
                                                                 9       35 SH       OTHER                      35
Microsoft Corp                 COM              594918104    21948   749409 SH       SOLE                   749409
Monsanto Co                    COM              61166W101    15012   210198 SH       SOLE                   210198
                                                                93     1300 SH       OTHER                    1300
Oneok Partners, L.P.           COM              68268N103      325     5300 SH       OTHER                    5300
Oracle Corporation             COM              68389X105    23213   902881 SH       SOLE                   902881
                                                                13      510 SH       OTHER                     510
Otelco Inc.  Dep. Sec.         COM              688823202       64     4000 SH       SOLE                     4000
                                                               104     6500 SH       OTHER                    6500
Pepsico Inc                    COM              713448108    20406   308438 SH       SOLE                   308438
State Street Corp              COM              857477103     5248   116270 SH       SOLE                   116270
Teva Pharmaceutical Inds       COM              881624209    24578   389625 SH       SOLE                   389625
                                                                16      255 SH       OTHER                     255
The DIRECTV Group              COM              25490A101     9303   275170 SH       SOLE                   275170
                                                                20      600 SH       OTHER                     600
Thermo Fisher Scientific Inc   COM              883556102    17440   339045 SH       SOLE                   339045
                                                                10      195 SH       OTHER                     195
Total SA                       COM              89151E109     8499   146480 SH       SOLE                   146480
                                                               324     5580 SH       OTHER                    5580
Verizon Communication          COM              92343V104      107     3450 SH       SOLE                     3450
                                                               107     3450 SH       OTHER                    3450
Visa Inc                       COM              92826C839    11218   123235 SH       SOLE                   123235
                                                                 7       75 SH       OTHER                      75
WHITING USA TR.I               COM              966389108      371    19700 SH       SOLE                    19700
                                                               471    25000 SH       OTHER                   25000
Wal-Mart Stores Inc            COM              931142103    14142   254360 SH       SOLE                   254360
                                                                 8      140 SH       OTHER                     140
Walgreen Company               COM              931422109       22      600 SH       SOLE                      600
                                                              2021    54500 SH       OTHER                   54500
Windstream Corporation         COM              97381W104       11     1000 SH       SOLE                     1000
                                                               109    10000 SH       OTHER                   10000
XTO Energy Inc                 COM              98385X106     9121   193324 SH       SOLE                   193324
                                                                76     1610 SH       OTHER                    1610

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